GRANT THORNTON LLP
Two Commerce Square
2001 Market Street Suite 700
Philadelphia PA 19103

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



Board of Trustees of the HC Capital Trust and Shareholders of The
Value
Equity PortfolioThe Growth Equity Portfolio
The Institutional U.S. Equity Portfolio
The Small Capitalization-Mid Capitalization Equity Portfolio
 The ESG
Growth Portfolio
The Catholic SRI Growth Portfolio The International Equity
Portfolio
The Institutional International Equity Portfolio The
Emerging Markets
Portfolio
The Core Fixed Income Portfolio
The Corporate Opportunities Portfolio
The U.S. Government Fixed Income Securities Portfolio
The Inflation
Protected Securities Portfolio
The U.S. Corporate Fixed Income Securities Portfolio
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio The
Short-Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond Portfolio The
Intermediate Term
Municipal Bond II Portfolio
In planning and performing our audits of the financial statements of The
Value Equity Portfolio The Growth Equity Portfolio The
Institutional U.S.
Equity Portfolio The Small Capitalization-Mid
Capitalization Equity
Portfolio The ESG Growth Portfolio The Catholic SRI
Growth Portfolio
The International Equity Portfolio The Institutional
International
Equity Portfolio The Emerging Markets Portfolio The
Core Fixed Income
Portfolio The Corporate Opportunities Portfolio The
U.S. Government Fixed
Income Securities Portfolio The Inflation Protected
Securities Portfolio
The U.S. Corporate Fixed Income Securities Portfolio
The U.S. Mortgage
Asset
Backed Fixed Income Securities Portfolio The Short-
Term Municipal Bond
Portfolio The Intermediate Term Municipal Bond Portfolio
The Intermediate
Term Municipal Bond II Portfolio (collectively the
Funds) as of and
for
the year ended June 30, 2021 in accordance with the standards of the Public
Company Accounting Oversight Board (United States) we considered the Funds internal control over financial reporting, including controls over safe guarding securities as a basis for designing audit procedures for the purpose of expressing an opinion on the financial statements and to comply with the requirements of Form N-CEN but not for the purpose of expressing an opinion on the effectiveness of the Funds internal control over financial reporting.
Accordingly we express no such opinion.Management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A funds internal control over financial reporting is a process




GT.COM	Grant Thornton LLP is the U.S. member firm of
Grant Thornton
International Ltd (GTIL). GTIL and each of its member firms are separate legal entities and are not a worldwide partnership.



designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles.
A funds internal
control over financial reporting includes those policies and procedures that
(1) pertain to the maintenance of records that in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund
(2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles and that receipts and expenditures of the fund are being made only in accordance with authorizations of management and directors of the
fund and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition use or disposition of the funds assets that could have a material effect on the financial statements. Because of its inherent limitations internal control over financial reporting may not prevent or detect misstatements. Also projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions or the degree of compliance with policies and procedures may deteriorate. A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Funds annual or interim financial statements will not be prevented or detected on a timely basis. Our consideration of the Funds internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the Public Company
Accounting Oversight Board
(United States). However we noted no deficiencies in the
 Funds internal
control over financial reporting and their operation including controls over safeguarding securities which we consider to be material weaknesses as defined above as of June 30 2021. This report is intended solely for the information and use of management and the Board of Trustees of the HC Capital Trust and the U.S. Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.


Philadelphia Pennsylvania August 24 2021